BANK FINANCIAL ASSETS AND LIABILITIES - Group's liquidity analysis for its derivative financial instruments (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	₽ 324,938	₽ 257,920
Financial liabilities	₽ 276,866	(226,186)
Discount rate from market price	5.00%
Percentage of securities investments	85.00%
Percentage of effective discounts	15.00%
Percentage of security discounts	15.00%
Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	₽ 277,060	237,890
Financial liabilities	203,887	(178,801)
Fixed interest rate risk | Due to banks and other financial institutions
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(6,284)	(18,807)
Fixed interest rate risk | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(186,437)	(153,681)
Fixed interest rate risk | Debt securities issued
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(10,481)	(5,581)
Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	787	(732)
Fixed interest rate risk | Cash and Cash equivalents
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	20,117
Fixed interest rate risk | Financial assets at fair value through other comprehensive income
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	22,395
Fixed interest rate risk | Financial assets at fair value through profit or loss
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	697
Fixed interest rate risk | Loans to customers
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	231,046	202,453
Fixed interest rate risk | Investment securities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	2,805	8,886
Non-interest bearing financial instruments
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	47,878	20,031
Financial liabilities		(47,385)
Non-interest bearing financial instruments | Due to banks and other financial institutions
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(4,700)	(2,623)
Non-interest bearing financial instruments | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(63,259)	(38,496)
Non-interest bearing financial instruments | Other financial liabilities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities		(6,266)
Non-interest bearing financial instruments | Cash and Cash equivalents
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	38,103	15,974
Non-interest bearing financial instruments | Due from banks
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	3,427	1,733
Non-interest bearing financial instruments | Other financial assets
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	6,348	2,324
1 - 30 days past due
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	74,308	54,790
Financial liabilities	128,752	(98,107)
Liquidity gap	(54,444)	(43,317)
Stable source of funding	88,179	43,901
Net liquidity gap	33,748	584
Cumulative liquidity gap	33,748	584
1 - 30 days past due | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	32,167	36,544
Financial liabilities	59,229	(54,131)
1 - 30 days past due | Fixed interest rate risk | Due to banks and other financial institutions
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(6,220)	(18,788)
1 - 30 days past due | Fixed interest rate risk | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(52,665)	(35,294)
1 - 30 days past due | Fixed interest rate risk | Debt securities issued
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(322)	(32)
1 - 30 days past due | Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	22	(17)
1 - 30 days past due | Fixed interest rate risk | Cash and Cash equivalents
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	20,117
1 - 30 days past due | Fixed interest rate risk | Financial assets at fair value through other comprehensive income
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	377
1 - 30 days past due | Fixed interest rate risk | Financial assets at fair value through profit or loss
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	697
1 - 30 days past due | Fixed interest rate risk | Loans to customers
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	10,967	9,985
1 - 30 days past due | Fixed interest rate risk | Investment securities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	9	9
1 - 30 days past due | Non-interest bearing financial instruments
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	42,141	18,246
Financial liabilities		(43,976)
1 - 30 days past due | Non-interest bearing financial instruments | Due to banks and other financial institutions
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(4,700)	(2,623)
1 - 30 days past due | Non-interest bearing financial instruments | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(62,546)	(38,496)
1 - 30 days past due | Non-interest bearing financial instruments | Other financial liabilities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities		(2,857)
1 - 30 days past due | Non-interest bearing financial instruments | Cash and Cash equivalents
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	38,103	15,974
1 - 30 days past due | Non-interest bearing financial instruments | Other financial assets
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	4,038	2,272
1 month to 3 months
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	21,403	19,368
Financial liabilities	19,412	(14,992)
Liquidity gap	1,991	4,376
Stable source of funding	(22,598)	(2,392)
Net liquidity gap	(20,607)	1,984
Cumulative liquidity gap	13,141	2,568
1 month to 3 months | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	21,396	19,362
Financial liabilities	19,115	(13,845)
1 month to 3 months | Fixed interest rate risk | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(18,956)	(13,801)
1 month to 3 months | Fixed interest rate risk | Debt securities issued
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(114)
1 month to 3 months | Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	46	(44)
1 month to 3 months | Fixed interest rate risk | Financial assets at fair value through other comprehensive income
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	1,215
1 month to 3 months | Fixed interest rate risk | Loans to customers
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	19,970	18,848
1 month to 3 months | Fixed interest rate risk | Investment securities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	211	514
1 month to 3 months | Non-interest bearing financial instruments
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	7	6
Financial liabilities		(1,147)
1 month to 3 months | Non-interest bearing financial instruments | Other financial liabilities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities		(1,147)
1 month to 3 months | Non-interest bearing financial instruments | Other financial assets
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	7	6
3 months to 1 year
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	63,860	55,912
Financial liabilities	115,225	(98,284)
Liquidity gap	(51,365)	(42,372)
Stable source of funding	56,312	43,814
Net liquidity gap	4,947	1,442
Cumulative liquidity gap	18,088	4,010
3 months to 1 year | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	63,857	55,897
Financial liabilities	112,779	(96,022)
3 months to 1 year | Fixed interest rate risk | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(107,500)	(95,472)
3 months to 1 year | Fixed interest rate risk | Debt securities issued
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(5,057)	(350)
3 months to 1 year | Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	234	(200)
3 months to 1 year | Fixed interest rate risk | Financial assets at fair value through other comprehensive income
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	665
3 months to 1 year | Fixed interest rate risk | Loans to customers
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	61,906	50,342
3 months to 1 year | Fixed interest rate risk | Investment securities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	1,286	5,555
3 months to 1 year | Non-interest bearing financial instruments
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	3	15
Financial liabilities		(2,262)
3 months to 1 year | Non-interest bearing financial instruments | Other financial liabilities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities		(2,262)
3 months to 1 year | Non-interest bearing financial instruments | Other financial assets
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	3	15
More than 1 to 5 years
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	124,752	112,757
Financial liabilities	12,761	(14,803)
Liquidity gap	111,991	97,954
Stable source of funding	(19,814)	(3,519)
Net liquidity gap	92,177	94,435
Cumulative liquidity gap	110,265	98,445
More than 1 to 5 years | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	124,752	112,757
Financial liabilities	12,761	(14,803)
More than 1 to 5 years | Fixed interest rate risk | Due to banks and other financial institutions
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(64)	(19)
More than 1 to 5 years | Fixed interest rate risk | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(7,316)	(9,114)
More than 1 to 5 years | Fixed interest rate risk | Debt securities issued
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(4,988)	(5,199)
More than 1 to 5 years | Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	479	(471)
More than 1 to 5 years | Fixed interest rate risk | Financial assets at fair value through other comprehensive income
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	10,971
More than 1 to 5 years | Fixed interest rate risk | Loans to customers
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	112,482	109,949
More than 1 to 5 years | Fixed interest rate risk | Investment securities
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	1,299	2,808
Over 5 years
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	27,909	11,346
Financial liabilities	3
Liquidity gap	27,906	11,346
Stable source of funding	(102,092)	(81,804)
Net liquidity gap	(74,186)	(70,458)
Cumulative liquidity gap	36,079	27,987
Over 5 years | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	27,909	11,346
Financial liabilities	3
Over 5 years | Fixed interest rate risk | Lease obligations
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	6
Over 5 years | Fixed interest rate risk | Financial assets at fair value through other comprehensive income
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	8,355
Over 5 years | Fixed interest rate risk | Loans to customers
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	19,554	11,346
Maturity undefined
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	12,706	3,747
Financial liabilities	713
Maturity undefined | Fixed interest rate risk
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	6,979	1,984
Maturity undefined | Fixed interest rate risk | Financial assets at fair value through other comprehensive income
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	812
Maturity undefined | Fixed interest rate risk | Loans to customers
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	6,167	1,983
Maturity undefined | Non-interest bearing financial instruments
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	5,727	1,764
Maturity undefined | Non-interest bearing financial instruments | Customer accounts
BANK FINANCIAL ASSETS AND LIABILITIES
Financial liabilities	(713)
Maturity undefined | Non-interest bearing financial instruments | Due from banks
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	3,427	1,733
Maturity undefined | Non-interest bearing financial instruments | Other financial assets
BANK FINANCIAL ASSETS AND LIABILITIES
Financial assets	₽ 2,300	₽ 31